Financial Instruments	12 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Financial instruments

28.    Financial instruments

The classification of financial instruments as well as their carrying amounts are presented in the table below:

	September 30, 2024
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	5,269,084	—	5,269,084
Accounts receivable(1)	1,150,946	—	1,150,946
Current financial assets	6,420,030	—	6,420,030

Financial liabilities
Accounts payable and accrued liabilities(2)	13,412,889	—	13,412,889
Credit facility	28,229,902	—	28,229,902
Convertible bridge loan	—	6,853,623	6,853,623
Non-convertible bridge loan	3,059,996		3,059,996
Warrant liability	—	629,506	629,506
Term loan	10,767,007	—	10,767,007
Convertible notes	40,309,902	—	40,309,902
Conversion option	—	6,008	6,008
Government grant liabilities	1,618,343	—	1,618,343
Total	97,398,039	7,489,137	104,887,176
Current	17,302,101	7,489,137	24,791,238
Non-current	80,095,938	—	80,095,938
	September 30, 2023
	Amortized cost $	FVTPL $	Total $
Financial assets
Cash	5,056,040	—	5,056,040
Accounts receivable(1)	2,281,915	—	2,281,915
Current financial assets	7,337,955	—	7,337,955

Financial liabilities
Accounts payable and accrued liabilities(2)	12,466,676	—	12,466,676
Credit facility	28,747,705	—	28,747,705
Term loan	7,718,928	—	7,718,928
Convertible notes	11,258,950	—	11,258,950
Conversion option	—	737,974	737,974
Government grant liabilities	1,468,296	—	1,468,296
Total	61,660,555	737,974	62,398,529
Current	13,035,483	737,974	13,773,457
Non-current	48,625,072	—	48,625,072

(1)      Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.

(2)      Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.

Financial risk management

The Company is exposed to various types of risks due to the nature of the business activities it carries on, including those related to the use of financial instruments. The Company does not use financial derivatives to manage those risks.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due or can only do so at excessive cost. The Company manages this risk by maintaining detailed cash forecasts and long-term operating and strategic plans. The adequacy of liquidity is assessed in view of operational needs, sales forecasts and maturity of indebtedness. The Company is confident that the future cash flows from operations and financing will allow for the realization of assets and settlement of liabilities in the normal course of business as they become due. The Company also continually monitors any financing opportunities to optimize its capital structure.

The following table summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

	September 30, 2024
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	13,412,889	—	—	13,412,889
Credit facility	—	30,000,000	—	30,000,000
Convertible loan	—	64,018,174	—	64,018,174
Term loan	—	19,756,619	2,751,798	22,508,417
Bridge loan	8,443,834	—	—	8,443,834
Government grant liabilities	896,491	1,295,992	—	2,192,483
Total	22,753,214	115,070,785	2,751,798	140,575,797
	September 30, 2023
	Less than 1 year $	1 to 5 years $	More than 5 years $	Total $
Accounts payable and accrued liabilities	12,466,676	—	—	12,466,676
Redeemable stock options	—	6,102,496	—	6,102,496
Credit facility	4,766,345	38,568,461	—	43,334,806
Convertible loan	—	39,610,854	—	39,610,854
Term loan	—	21,317,876	13,412,208	34,730,084
Government grant liabilities	568,807	1,209,857	—	1,778,664
Total	17,801,828	106,809,544	13,412,208	138,023,580

Credit risk

Credit risk is the risk of a financial loss resulting from the counterparty’s inability or refusal to fully meet its contractual obligations. The Company’s maximum exposure to credit risk is equal to the amounts recorded as cash and trade accounts receivable. Cash is maintained with high-credit quality financial institutions. Management considers the risk of non-performance related to cash to be minimal.

As at September 30, 2024, the balance receivable from one client represents 63% of trade accounts receivable (two clients represented 69% as at September 30, 2023).

An impairment analysis is performed at each reporting date on individual basis for major items. Generally, the Company does not require collateral or other security from customers for trade accounts receivable; credit is extended following an evaluation of creditworthiness.

To manage credit risk, the Company insures 0% as at September 30, 2024 (39% in 2023), of its accounts receivable through Exportation and Development Canada.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations with floating interest rates. The Company is exposed to future cash flow risk with respect to the floating interest rate on its operating loan and its credit facility. The Company is exposed to change in fair value of financial instruments with fixed interest rates.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Company’s net loss is affected through the impact on floating rate borrowings, as follows:

	Increase/ decrease in basis points	Effect on loss before income taxes $
Credit facility, convertible notes, term loan and bridge loan	+200	2,398,194
	-200	(2,398,194)

Government grant liability	+200	29,160
	-200	(29,160)

The assumed movement in basis points for the interest rate sensitivity analysis is based on the currently observable market environment, showing a significantly higher volatility than in prior years.

Foreign exchange risk

Since the Company operates internationally, it is exposed to foreign exchange risk as a result of potential exchange rate fluctuations related to non-intragroup transactions. Fluctuations in the Canadian dollar and the exchange rates could have potentially significant impact on the Company’s results of operations.

If these variations were to occur, the impact of +5% appreciation of the USD, EUR and NIS currencies on the Company’s consolidated net loss and deficit for financial instruments held would be an increase (decrease) of net loss and deficit as follows:

	Change in foreign exchange rate	Year ended September 30,
		2024	2023
USD	+5%	(2,519,428)	592,954
EUR		7,591	(10,296)
NIS		(130,945)	171,980

A 5% weakening of the exchange rate would have had an equal but opposite effect on the amount shown above, assuming that all other variables remain constant.